Annual Fund Operating Expenses - Harbor Robeco International Conservative Equities Fund	Mar. 01, 2021
Retirement Class
Operating Expenses:
Management Fees	0.40%
Distribution and Service (12b-1) Fees	none
Other Expenses	3.27%	[1]
Total Annual Fund Operating Expenses	3.67%
Expense Reimbursement	(3.22%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	0.45%	[2]
Institutional Class
Operating Expenses:
Management Fees	0.40%
Distribution and Service (12b-1) Fees	none
Other Expenses	3.35%	[1]
Total Annual Fund Operating Expenses	3.75%
Expense Reimbursement	(3.22%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	0.53%	[2]
Administrative Class
Operating Expenses:
Management Fees	0.40%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	3.35%	[1]
Total Annual Fund Operating Expenses	4.00%
Expense Reimbursement	(3.22%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	0.78%	[2]
Investor Class
Operating Expenses:
Management Fees	0.40%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	3.46%	[1]
Total Annual Fund Operating Expenses	4.11%
Expense Reimbursement	(3.22%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	0.89%	[2]

[1]	Restated to reflect current fees.
[2]	The Adviser has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.45%, 0.53%, 0.78%, and 0.89% for the Retirement Class, Institutional Class, Administrative Class, and Investor Class, respectively, through February 28, 2022. Only the Fund’s Board of Trustees may modify or terminate this agreement.